Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.58950%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,021,876.80

Principal:
Principal Collections	$16,051,163.02
Prepayments in Full	$7,408,955.71
Liquidation Proceeds	$284,512.51
Recoveries	$69,533.15
Sub Total	$23,814,164.39
Collections	$24,836,041.19

Purchase Amounts:
Purchase Amounts Related to Principal	$355,269.21
Purchase Amounts Related to Interest	$1,428.04
Sub Total	$356,697.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,192,738.44

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,192,738.44
Servicing Fee	$346,250.62	$346,250.62	$0.00	$0.00	$24,846,487.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,846,487.82
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,846,487.82
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,846,487.82
Interest - Class A-3 Notes	$195,055.23	$195,055.23	$0.00	$0.00	$24,651,432.59
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$24,498,824.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,498,824.59
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$24,437,913.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,437,913.34
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$24,390,940.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,390,940.34
Regular Principal Payment	$22,767,900.37	$22,767,900.37	$0.00	$0.00	$1,623,039.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,623,039.97
Residual Released to Depositor	$0.00	$1,623,039.97	$0.00	$0.00	$0.00
Total		$25,192,738.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,767,900.37
Total					$22,767,900.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,767,900.37	$59.60	$195,055.23	$0.51	$22,962,955.60	$60.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$22,767,900.37	$17.29	$455,547.48	$0.35	$23,223,447.85	$17.64

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$175,989,685.38	0.4607060	$153,221,785.01	0.4011041
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$362,319,685.38	0.2751454	$339,551,785.01	0.2578554

Pool Information
Weighted Average APR	2.802%	2.795%
Weighted Average Remaining Term	31.38	30.58
Number of Receivables Outstanding	31,126	30,200
Pool Balance	$415,500,741.19	$391,089,512.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$388,656,168.31	$365,888,267.94
Pool Factor	0.2925447	0.2753573

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$25,201,244.48
Targeted Overcollateralization Amount	$51,537,727.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,537,727.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$311,328.32
(Recoveries)		133	$69,533.15
Net Loss for Current Collection Period			$241,795.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6983%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4714%
Second Prior Collection Period			0.7589%
Prior Collection Period			0.9151%
Current Collection Period			0.7195%
Four Month Average (Current and Prior Three Collection Periods)			0.7162%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,944	$13,174,670.44
(Cumulative Recoveries)			$1,836,364.68
Cumulative Net Loss for All Collection Periods			$11,338,305.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7983%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,475.09
Average Net Loss for Receivables that have experienced a Realized Loss			$3,851.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	395	$6,586,286.40
61-90 Days Delinquent	0.15%	32	$588,661.88
91-120 Days Delinquent	0.05%	11	$193,502.51
Over 120 Days Delinquent	0.15%	36	$574,447.96
Total Delinquent Receivables	2.03%	474	$7,942,898.75

Repossession Inventory:
Repossessed in the Current Collection Period		29	$467,033.03
Total Repossessed Inventory		38	$682,144.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2630%
Prior Collection Period			0.2891%
Current Collection Period			0.2616%
Three Month Average			0.2712%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3469%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer